Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)	700,000,000	700,000,000
Ordinary shares, shares issued (in Shares)	105,722,413	106,352,460
Ordinary shares, shares outstanding (in Shares)	105,722,413	103,050,266
Treasury shares at cost (in Shares)	0	3,302,194